Segmented Information - Summary of Company's Reportable Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total revenue	$ 179,636	$ 148,732
Cost of sales excluding depletion	21,677	23,366
Depletion	75,337	59,780
Stream, royalty and other interests impairments	1,627	1,086
Contractual income from Stream, royalty and other interests	(11,810)	0
Loss (gain) on disposal of Stream, royalty and other interests	(1,949)	(25,833)
Income (loss) before taxes	46,912	87,769
Cash flows from operating activities	152,754	106,916
Total assets	1,931,426	1,974,777
Cash and cash equivalents	5,003	7,029	$ 16,166
Investments	258,874	129,890	$ 29,057
Sales
Disclosure of operating segments [line items]
Total revenue	106,584	97,815
Royalty revenue
Disclosure of operating segments [line items]
Total revenue	73,052	50,917
Antamina | Silver | Royalty revenue
Disclosure of operating segments [line items]
Total revenue		200
Mercedes | Silver
Disclosure of operating segments [line items]
Total revenue	3,000	2,500
Mercedes | Gold
Disclosure of operating segments [line items]
Total revenue	21,800	12,400
Other
Disclosure of operating segments [line items]
Contractual income from Stream, royalty and other interests	(10,000)
Other | Gold
Disclosure of operating segments [line items]
Total revenue	22,200	22,200
Other | Mexico
Disclosure of operating segments [line items]
Total revenue	3,600	4,800
Other | Other
Disclosure of operating segments [line items]
Total revenue	9,200	9,000
Operating segments
Disclosure of operating segments [line items]
Cost of sales excluding depletion	21,677	23,366
Depletion	75,337	59,780
Stream, royalty and other interests impairments	1,627	1,086
Contractual income from Stream, royalty and other interests	(11,810)
Loss (gain) on disposal of Stream, royalty and other interests	(1,949)	(25,833)
Income (loss) before taxes	94,754	90,333
Cash flows from operating activities	161,443	119,379
Total assets	1,579,503	1,799,741
Operating segments | Sales
Disclosure of operating segments [line items]
Total revenue	106,584	97,815
Operating segments | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	73,052	50,917
Operating segments | Antamina
Disclosure of operating segments [line items]
Total assets	185,748	339,751
Operating segments | Antamina | Peru | Copper And Other Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion		0
Depletion		5,676
Stream, royalty and other interests impairments		0
Loss (gain) on disposal of Stream, royalty and other interests		0
Income (loss) before taxes		(1,407)
Cash flows from operating activities		1,069
Operating segments | Antamina | Peru | Copper And Other Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue		0
Operating segments | Antamina | Peru | Copper And Other Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue		4,269
Operating segments | Antamina | Peru | Copper, Other
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0
Depletion	7,215
Stream, royalty and other interests impairments	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	2,039
Income (loss) before taxes	2,786
Cash flows from operating activities	11,455
Operating segments | Antamina | Peru | Copper, Other | Sales
Disclosure of operating segments [line items]
Total revenue	0
Operating segments | Antamina | Peru | Copper, Other | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	12,040
Operating segments | Antamina | Peru | Silver
Disclosure of operating segments [line items]
Cost of sales excluding depletion	55
Depletion	1,361
Stream, royalty and other interests impairments	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0
Income (loss) before taxes	1,353
Cash flows from operating activities	2,714
Operating segments | Antamina | Peru | Silver | Sales
Disclosure of operating segments [line items]
Total revenue	2,222
Operating segments | Antamina | Peru | Silver | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	547
Operating segments | Aurizona
Disclosure of operating segments [line items]
Total assets	10,053	9,745
Operating segments | Aurizona | Brazil | Gold Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion	492	379
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	9,333	6,546
Cash flows from operating activities	9,025	7,925
Operating segments | Aurizona | Brazil | Gold Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Aurizona | Brazil | Gold Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	9,825	6,925
Operating segments | Blyvoor
Disclosure of operating segments [line items]
Total assets	104,380	105,545
Operating segments | Blyvoor | South Africa | Gold Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	1,313	1,199
Depletion	1,225	787
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	1,893	603
Cash flows from operating activities	2,994	2,083
Operating segments | Blyvoor | South Africa | Gold Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	4,431	2,589
Operating segments | Blyvoor | South Africa | Gold Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Bonikro
Disclosure of operating segments [line items]
Total assets	30,035	35,306
Operating segments | Bonikro | Cote d'Ivoire | Gold Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	1,919	2,422
Depletion	4,956	3,106
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	2,348	(285)
Cash flows from operating activities	7,619	3,742
Operating segments | Bonikro | Cote d'Ivoire | Gold Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	9,223	5,243
Operating segments | Bonikro | Cote d'Ivoire | Gold Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Caserones
Disclosure of operating segments [line items]
Total assets	77,540	82,800
Operating segments | Caserones | Chile | Copper Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion	5,832	1,656
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	6,190	959
Cash flows from operating activities	8,365	2,747
Operating segments | Caserones | Chile | Copper Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Caserones | Chile | Copper Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	12,022	2,615
Operating segments | Cerro Moro
Disclosure of operating segments [line items]
Total assets	15,217	25,969
Operating segments | Cerro Moro | Argentina | Silver Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	7,853	8,323
Depletion	10,753	11,994
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	7,591	7,487
Cash flows from operating activities	18,345	19,480
Operating segments | Cerro Moro | Argentina | Silver Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	26,197	27,804
Operating segments | Cerro Moro | Argentina | Silver Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Chapada
Disclosure of operating segments [line items]
Total assets	43,895	46,656
Operating segments | Chapada | Brazil | Copper Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	4,074	4,828
Depletion	2,761	3,060
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	6,634	8,128
Cash flows from operating activities	9,395	11,188
Operating segments | Chapada | Brazil | Copper Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	13,469	16,016
Operating segments | Chapada | Brazil | Copper Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Fruta del Norte
Disclosure of operating segments [line items]
Total assets	26,761	28,658
Operating segments | Fruta del Norte | Ecuador | Gold Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion	2,098	2,416
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	5,624	4,130
Cash flows from operating activities	5,434	4,757
Operating segments | Fruta del Norte | Ecuador | Gold Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Fruta del Norte | Ecuador | Gold Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	7,722	6,546
Operating segments | Greenstone
Disclosure of operating segments [line items]
Total assets	107,234	107,234
Operating segments | Horne 5
Disclosure of operating segments [line items]
Total assets	78,934	78,934
Operating segments | Hod Maden
Disclosure of operating segments [line items]
Total assets	206,996	206,969
Operating segments | Houndé
Disclosure of operating segments [line items]
Total assets	28,341	30,037
Operating segments | Houndé | Burkina Faso | Gold Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion	1,835	2,159
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	3,896	3,656
Cash flows from operating activities	4,474	3,547
Operating segments | Houndé | Burkina Faso | Gold Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Houndé | Burkina Faso | Gold Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	5,731	5,815
Operating segments | Hugo North Extension and Heruga
Disclosure of operating segments [line items]
Total assets	35,358	35,352
Operating segments | Mercedes
Disclosure of operating segments [line items]
Total assets	52,132	64,945
Operating segments | Mercedes | Mexico | Gold And Silver Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	2,258	2,001
Depletion	15,787	8,144
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	6,712	4,789
Cash flows from operating activities	24,511	11,669
Operating segments | Mercedes | Mexico | Gold And Silver Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	24,757	14,934
Operating segments | Mercedes | Mexico | Gold And Silver Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Platreef
Disclosure of operating segments [line items]
Total assets	187,000	186,640
Operating segments | Relief Canyon
Disclosure of operating segments [line items]
Total assets	20,074	13,796
Operating segments | Relief Canyon | USA | Gold Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion	4,731	5,121
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	4,665	5,770
Cash flows from operating activities	9,395	10,891
Operating segments | Relief Canyon | USA | Gold Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	9,396	10,891
Operating segments | Relief Canyon | USA | Gold Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Vale Royalties
Disclosure of operating segments [line items]
Total assets	114,529	116,856
Operating segments | Vale Royalties | Brazil | Ire Ore Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion	2,426	2,537
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	3,562	5,276
Cash flows from operating activities	5,005	7,618
Operating segments | Vale Royalties | Brazil | Ire Ore Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Vale Royalties | Brazil | Ire Ore Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	5,988	7,813
Operating segments | Other
Disclosure of operating segments [line items]
Total assets	255,276	284,548
Operating segments | Other | Other | Copper, Other
Disclosure of operating segments [line items]
Cost of sales excluding depletion	1,151	798
Depletion	7,075	5,046
Stream, royalty and other interests impairments	687	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	(3,988)	(23,437)
Income (loss) before taxes	8,939	32,646
Cash flows from operating activities	12,644	14,734
Operating segments | Other | Other | Copper, Other | Sales
Disclosure of operating segments [line items]
Total revenue	5,477	3,754
Operating segments | Other | Other | Copper, Other | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	8,387	11,299
Operating segments | Other | Other | Gold
Disclosure of operating segments [line items]
Cost of sales excluding depletion	3,054	3,795
Depletion	6,790	7,699
Stream, royalty and other interests impairments	940	1,086
Contractual income from Stream, royalty and other interests	(11,810)
Loss (gain) on disposal of Stream, royalty and other interests	0	(2,396)
Income (loss) before taxes	23,228	12,035
Cash flows from operating activities	30,068	17,929
Operating segments | Other | Other | Gold | Sales
Disclosure of operating segments [line items]
Total revenue	11,412	16,584
Operating segments | Other | Other | Gold | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	10,790	5,635
Material reconciling items
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	(47,842)	(2,564)
Cash flows from operating activities	(8,689)	(12,463)
Total assets	351,923	175,036
Cash and cash equivalents	5,003	7,029
Investments	258,874	129,890
Other assets	88,046	38,117
Material reconciling items | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Administration and Project evaluation expenses
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	(21,526)	(20,828)
Cash flows from operating activities	(13,321)	(14,269)
Material reconciling items | Administration and Project evaluation expenses | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Administration and Project evaluation expenses | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Gain on revaluation of investments
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	15,671	1,756
Cash flows from operating activities	0	0
Material reconciling items | Gain on revaluation of investments | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Gain on revaluation of investments | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Finance expense
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	(39,515)	(17,286)
Cash flows from operating activities	(115)	(122)
Material reconciling items | Finance expense | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Finance expense | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Gain on disposal of investment in associates
Disclosure of operating segments [line items]
Cost of sales excluding depletion		0
Depletion		0
Stream, royalty and other interests impairments		0
Loss (gain) on disposal of Stream, royalty and other interests		0
Income (loss) before taxes		37,396
Cash flows from operating activities		0
Material reconciling items | Gain on disposal of investment in associates | Sales
Disclosure of operating segments [line items]
Total revenue		0
Material reconciling items | Gain on disposal of investment in associates | Royalty revenue
Disclosure of operating segments [line items]
Total revenue		0
Material reconciling items | Share of net income (loss) of associates
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	(2,141)	(3,654)
Cash flows from operating activities	0	0
Material reconciling items | Share of net income (loss) of associates | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Share of net income (loss) of associates | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Other
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Contractual income from Stream, royalty and other interests	0
Loss (gain) on disposal of Stream, royalty and other interests	0	0
Income (loss) before taxes	(331)	52
Cash flows from operating activities	4,747	1,928
Material reconciling items | Other | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Other | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	$ 0	$ 0